Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents and Interest Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash on hand	$ 97	$ 194
Checking accounts and demand deposits	44,330	46,305
Time deposits	72,294	111,419
Repurchase agreements collateralized by bonds	427	15,967
Cash and cash equivalents	$ 117,148	$ 173,885	$ 236,100	$ 217,429
Time deposits | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.68%	0.55%
Time deposits | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	6.50%	6.50%
Repurchase agreements collateralized by bonds | Bottom of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.73%	0.63%
Repurchase agreements collateralized by bonds | Top of range
Cash and Cash Equivalents [Line Items]
Interest rate (as a percent)	0.73%	0.65%